FINANCIAL INSTRUMENTS - Fair value of financial instruments that are not measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other assets
Non-current assets
Carrying amount	$ 7,796	$ 0
Guarantee deposits | Other receivables
Non-current assets
Carrying amount	2,683	1,681
Tax credit - VAT | Other receivables
Non-current assets
Carrying amount	626	356
Non-current liabilities
Allowance account for credit losses of financial assets	378	600
Income tax credits | Other receivables
Non-current assets
Carrying amount	1,515	1,259
Tax credit - Software Promotion Regime | Other receivables
Non-current assets
Carrying amount	0	749
Non-current liabilities
Allowance account for credit losses of financial assets		74
Other tax credits | Other receivables
Non-current assets
Carrying amount	210	170
Trade payables
Non-current liabilities
Carrying amount	5,500	0
Borrowings
Non-current liabilities
Carrying amount	50,188	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other assets
Non-current assets
Carrying amount	7,140	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Guarantee deposits | Other receivables
Non-current assets
Carrying amount	2,571	1,539
Not measured at fair value in statement of financial position but for which fair value is disclosed | Tax credit - VAT | Other receivables
Non-current assets
Carrying amount	600	326
Not measured at fair value in statement of financial position but for which fair value is disclosed | Income tax credits | Other receivables
Non-current assets
Carrying amount	1,453	1,153
Not measured at fair value in statement of financial position but for which fair value is disclosed | Tax credit - Software Promotion Regime | Other receivables
Non-current assets
Carrying amount	0	686
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other tax credits | Other receivables
Non-current assets
Carrying amount	200	157
Not measured at fair value in statement of financial position but for which fair value is disclosed | Trade payables
Non-current liabilities
Carrying amount	5,101	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Borrowings
Non-current liabilities
Carrying amount	$ 51,070	$ 0